LEASES - Maturities of operating lease liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Year ending December 31
2023 (remaining three months)	$ 379,887
2024	842,553	$ 794,619
2025	867,831	836,280
2026	893,862	861,372
2027	920,679	887,208
2028		913,824
Thereafter	4,761,873
Thereafter		4,997,184
Total minimum lease payments	8,666,685	9,290,487
Less amount representing interest	(3,107,847)	(3,549,882)
Present value of minimum lease payments	5,558,838	5,740,605
Less current portion	(290,869)	(215,043)
Operating lease liabilities, less current portion	5,267,969	$ 5,525,562
Excluding short term lease liability for previous headquarter [Member]
Year ending December 31
Less current portion	$ (290,869)